Supplement dated March 14, 2019
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following fund:
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
CTIVP SM - DFA International Value Fund	5/1/2018 and 12/7/2018, respectively
Effective immediately, the portfolio manager information under the heading "Fund Management” in the "Summary of CTIVPSM - DFA International Value Fund" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Vice President and Head of Global Portfolio Management of DFA	Co-Portfolio Manager	2011
Mary Phillips, CFA	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
Bhanu Singh	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the heading "Portfolio Managers” in the "More Information About CTIVPSM - DFA International Value Fund - Portfolio Management" section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jed Fogdall	Vice President and Head of Global Portfolio Management of DFA	Co-Portfolio Manager	2011
Mary Phillips, CFA	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
Bhanu Singh	Vice President and Senior Portfolio Manager of DFA	Co-Portfolio Manager	2015
Mr. Fogdall joined DFA in 2004. Mr. Fogdall began his investment career in 2004 and earned a B.S. from Purdue University and an M.B.A. from the University of California Los Angeles.
Ms. Phillips joined DFA in 2012. Ms. Phillips began her investment career in 2003 and earned a B.A. from the University of Puget Sound and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Singh joined DFA originally in 2003. Mr. Singh began his investment career in 2003 and earned a B.A. from the University of California Los Angeles and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Effective immediately, all references in the SAI to Joseph Chi as a portfolio manager of CTIVPSM (VP) - DFA International Value Fund are hereby removed.
Shareholders should retain this Supplement for future reference.
S-6546-117 A (3/19)